Financial Instruments - Summary of Impact on Consolidated Net Income and Other Comprehensive Income of Variation of Foreign Exchange Rates on Financial Instruments Subject to Foreign Exchange Risks (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
USD / CAD [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	5.00%	5.00%
Impact on Net income	$ 113.5	$ 143.8
Impact on Other comprehensive income	$ 36.5	$ 54.3
Euro / CAD [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	2.00%	2.00%
Impact on Net income	$ 3.2	$ 2.2
Impact on Other comprehensive income	$ 0.0	$ 0.0
Other [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	3.00%	3.00%
Impact on Net income	$ 6.1	$ 7.5
Impact on Other comprehensive income	$ 9.3	$ 0.8